Expense Example - Calamos Nasdaq-100 Structured Alt Protection ETF - December - Calamos Nasdaq-100 Structured Alt Protection ETF - December	Nov. 21, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	$ 221